Derivative Financial Instruments (Details) - Fair Value, Measurements, Recurring [Member] - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
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Derivative financial instruments